UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22730

JNL Strategic Income Fund LLC

(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan 48951

(Address of principal executive offices)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606

(Mailing address)

Steven J. Fredricks

Jackson National Asset Management, LLC

225 West Wacker Drive, Suite 1200

Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 338-5800

Date of Fiscal Year End: December 31

Date of Reporting Period: January 1, 2017 – June 30, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1.  Report to Shareholders

Semi-Annual Report (Unaudited) June 30, 2017
• JNL® Strategic Income Fund LLCSM

JNL Strategic Income Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
JNL/PPM America Strategic Income Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 7.3%
American Airlines Pass-Through Trust
Series 2013-B-2, 5.60%, 07/15/20 (a)	410	$427
Series 2013-A-2, 4.95%, 01/15/23	190	203
Series 2016-AA-2, 3.20%, 06/15/28	393	391
American Tower Trust I
Series 2013-A-2, 3.07%, 03/15/23 (a)	810	816
AmeriCredit Automobile Receivables Trust
Series 2016-A2A-4, 1.34%, 04/08/20	238	238
Ascentium Equipment Receivables LLC
Series 2015-B-1A, 2.26%, 06/10/21 (a)	34	34
Ascentium Equipment Receivables Trust
Series 2016-A2-1A, REMIC, 1.75%, 11/13/18 (a)	52	52
Series 2016-A3-1A, REMIC, 1.92%, 12/10/19 (a)	100	100
Aventura Mall Trust
Series 2013-A-AVM, REMIC, 3.87%, 12/05/20 (a) (b)	352	369
BA Credit Card Trust
Series 2015-A-A1, 1.49%, 01/16/18 (b)	250	250
Banc of America Re-REMIC Trust
Series 2015-B-200P, REMIC, 3.49%, 04/16/25 (a)	189	192
BANK 2017-BNK5
Series 2017-AS-BNK5, REMIC, 3.62%, 06/15/27	208	211
Capital One Multi-Asset Execution Trust
Series 2016-A1-A1, 1.61%, 04/15/19 (b)	457	460
CarMax Auto Owner Trust
Series 2016-A2A-2, 1.24%, 02/15/18	447	447
Series 2016-A2B-1, 1.69%, 04/15/19 (b)	77	77
Chase Issuance Trust
Series 2015-A2-A2, 1.59%, 02/15/18	400	400
CNH Equipment Trust
Series 2015-A3-B, REMIC, 1.37%, 12/17/18	285	285
Continental Airlines Inc. Pass-Through Certificates
Series 2012-C-3, 6.13%, 04/29/18	504	517
Continental Airlines Inc. Pass-Through Trust
Series 2012-A-2, 4.00%, 10/29/24	214	224
Dell Equipment Finance Trust
Series 2016-B-1, 2.03%, 01/22/19 (a)	100	99
Series 2015-A3-1, 1.30%, 03/23/20 (a)	5	5
Series 2015-B-1, 1.81%, 03/23/20 (a)	82	82
GM Financial Automobile Leasing Trust
Series 2016-A3-2, 1.62%, 09/20/19	316	316
Hilton Grand Vacations Trust
Series 2017-A-AA, 2.66%, 12/27/28 (c) (d)	261	260
John Deere Owner Trust
Series 2016-A3-B, 1.25%, 07/15/19	263	262
Mercedes-Benz Auto Lease Trust
Series 2016-A2-B, 1.15%, 02/15/18	275	275
Mercedes-Benz Master Owner Trust
Series 2016-A-AA, 1.74%, 05/15/18 (a) (b)	325	326
Verizon Owner Trust
Series 2016-A-2A, 1.68%, 05/20/21 (a)	900	897
Wells Fargo Commercial Mortgage Trust
Series 2017-B-C38, 3.92%, 07/15/50 (b) (e)	125	129
Westlake Automobile Receivables Trust
Series 2016-A2-3A, 1.42%, 10/15/19 (a)	237	237
Total Non-U.S. Government Agency Asset-Backed Securities (cost $8,541)		8,581
CORPORATE BONDS AND NOTES 72.9%
Consumer Discretionary 12.6%
24 Hour Holdings III LLC
8.00%, 06/01/22 (a)	222	206
AMC Entertainment Holdings Inc.
6.13%, 05/15/27 (a)	198	209
American Greetings Corp.
7.88%, 02/15/25 (a)	63	68
Beazer Homes USA Inc.
5.75%, 06/15/19	358	375
8.75%, 03/15/22	127	141
6.75%, 03/15/25 (a)	123	128
Boyd Gaming Corp.
6.88%, 05/15/23	207	222
	Shares/Par†	Value
CBS Radio Inc.
7.25%, 11/01/24 (a)	172	178
CCO Holdings LLC
5.13%, 05/01/27 (a)	1,092	1,119
5.88%, 05/01/27 (a)	300	320
Charter Communications Operating LLC
6.38%, 10/23/35	301	358
Churchill Downs Inc.
5.38%, 12/15/21	264	274
Comcast Corp.
3.38%, 08/15/25	163	167
3.40%, 07/15/46	260	237
CSC Holdings LLC
5.50%, 04/15/27 (a)	200	211
DISH DBS Corp.
5.88%, 07/15/22	375	403
5.00%, 03/15/23	194	199
7.75%, 07/01/26	200	237
Eagle II Acquisition Co. LLC
6.00%, 04/01/25 (a)	69	73
General Motors Co.
5.20%, 04/01/45	134	132
Gibson Brands Inc.
8.88%, 08/01/18 (a)	306	271
GLP Capital LP
5.38%, 04/15/26	154	168
Hilton Domestic Operating Co. Inc.
4.25%, 09/01/24 (a)	279	282
Hilton Worldwide Finance LLC
4.88%, 04/01/27 (a)	277	289
Home Depot Inc.
2.13%, 09/15/26	349	326
KB Home
4.75%, 05/15/19	253	261
7.50%, 09/15/22	250	283
KFC Holding Co.
5.25%, 06/01/26 (a)	87	91
4.75%, 06/01/27 (a)	431	440
Landry's Inc.
6.75%, 10/15/24 (a)	192	197
Live Nation Entertainment Inc.
5.38%, 06/15/22 (a)	100	104
4.88%, 11/01/24 (a)	208	211
MGM Resorts International
6.75%, 10/01/20	1,000	1,108
Mohegan Tribal Gaming Authority
7.88%, 10/15/24 (a)	386	401
NBCUniversal Enterprise Inc.
5.25%, (callable at 100 beginning 03/19/21) (a) (f)	318	338
Netflix Inc.
4.38%, 11/15/26 (a)	225	225
3.63%, 05/15/27, EUR (c) (d)	273	317
New Cotai LLC
10.63%, 05/01/19 (c) (d) (g)	343	300
Newell Rubbermaid Inc.
3.85%, 04/01/23 (h)	186	195
5.50%, 04/01/46 (h)	132	159
Numericable - SFR SA
7.38%, 05/01/26 (a)	268	291
Numericable Group SA
5.38%, 05/15/22, EUR (a)	375	447
Penn National Gaming Inc.
5.63%, 01/15/27 (a)	81	82
PVH Corp.
4.50%, 12/15/22	450	465
Sally Holdings LLC
5.63%, 12/01/25	100	102
Schaeffler Holding Finance BV
3.50%, 05/15/22, EUR (a)	222	258
Schaeffler Verwaltung Zwei GmbH
4.75%, 09/15/26 (a) (g)	200	202
Scientific Games International Inc.
7.00%, 01/01/22 (a)	245	261

See accompanying Notes to Financial Statements.

JNL Strategic Income Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
Sinclair Television Group Inc.
5.88%, 03/15/26 (a)	225	231
Sirius XM Radio Inc.
6.00%, 07/15/24 (a)	367	390
Tenneco Inc.
5.38%, 12/15/24	107	111
Toll Brothers Finance Corp.
4.00%, 12/31/18	128	131
Wave Holdco LLC
8.25%, 07/15/19 (a) (g)	156	157
WideOpenWest Finance LLC
10.25%, 07/15/19	310	319
Wynn Las Vegas LLC
5.25%, 05/15/27 (a)	235	241
		14,911
Consumer Staples 2.7%
Altria Group Inc.
2.63%, 09/16/26	121	117
3.88%, 09/16/46	134	130
Archer-Daniels-Midland Co.
2.50%, 08/11/26	226	216
Cott Holdings Inc.
5.50%, 04/01/25 (a)	237	242
Dr. Pepper Snapple Group Inc.
2.55%, 09/15/26	173	163
Hearthside Group Holdings LLC
6.50%, 05/01/22 (a)	161	163
High Ridge Brands Co.
8.88%, 03/15/25 (a)	111	110
JBS Investments GmbH
7.25%, 04/03/24 (a)	361	322
Kraft Heinz Foods Co.
3.95%, 07/15/25	131	135
5.00%, 07/15/35	144	156
5.20%, 07/15/45	137	149
4.38%, 06/01/46	432	421
NBTY Inc.
7.63%, 05/15/21 (a)	119	126
Post Holdings Inc.
5.50%, 03/01/25 (a)	53	55
5.00%, 08/15/26 (a)	317	316
Reynolds American Inc.
4.45%, 06/12/25	193	207
5.70%, 08/15/35	128	152
		3,180
Energy 8.5%
Alta Mesa Holdings LP
7.88%, 12/15/24 (a)	375	378
Antero Resources Corp.
5.13%, 12/01/22	79	79
Calumet Specialty Products Partners LP
11.50%, 01/15/21 (a)	467	539
Carrizo Oil & Gas Inc.
8.25%, 07/15/25	120	122
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25	385	410
5.13%, 06/30/27 (a)	289	297
Chesapeake Energy Corp.
8.00%, 12/15/22 (a)	114	121
CITGO Holding Inc.
10.75%, 02/15/20 (a)	225	245
Columbia Pipeline Group Inc.
3.30%, 06/01/20	117	120
4.50%, 06/01/25	100	106
5.80%, 06/01/45	100	119
Concho Resources Inc.
5.50%, 04/01/23	318	328
Continental Resources Inc.
4.50%, 04/15/23	295	281
DCP Midstream LLC
5.85%, 05/21/43 (a) (b)	97	90
Denbury Resources Inc.
5.50%, 05/01/22	130	73
4.63%, 07/15/23	275	147
	Shares/Par†	Value
Diamondback Energy Inc.
5.38%, 05/31/25 (a)	441	447
Energy Transfer Partners LP
6.13%, 12/15/45	65	71
Enquest Plc
7.00%, 04/15/22 (c) (d) (g)	483	361
EP Energy LLC
6.38%, 06/15/23	71	42
8.00%, 11/29/24 (a)	416	415
8.00%, 02/15/25 (a)	205	153
Halcon Resources Corp.
12.00%, 02/15/22 (a)	44	51
HollyFrontier Corp.
5.88%, 04/01/26	115	122
Kinder Morgan Energy Partners LP
5.00%, 08/15/42	120	117
MEG Energy Corp.
6.50%, 01/15/25 (a)	64	58
MPLX LP
5.20%, 03/01/47	152	156
Nabors Industries Inc.
5.50%, 01/15/23 (a)	63	60
ONEOK Inc.
7.50%, 09/01/23	193	230
Parsley Energy LLC
5.25%, 08/15/25 (a)	255	255
Petroleos Mexicanos
5.38%, 03/13/22 (a)	375	395
6.50%, 03/13/27 (a)	156	168
Phillips 66
1.89%, 04/15/20 (a) (b)	130	130
Precision Drilling Corp.
7.75%, 12/15/23 (a)	83	84
Regency Energy Partners LP
5.88%, 03/01/22	292	322
5.00%, 10/01/22	151	162
Sabine Pass Liquefaction LLC
5.75%, 05/15/24	250	279
5.63%, 03/01/25	32	35
5.88%, 06/30/26	428	479
5.00%, 03/15/27	260	277
Shell International Finance BV
4.00%, 05/10/46	285	282
SM Energy Co.
6.75%, 09/15/26	315	301
Spectra Energy Partners LP
3.50%, 03/15/25	158	157
Transocean Inc.
9.00%, 07/15/23 (a)	425	441
Transocean Proteus Ltd.
6.25%, 12/01/24 (a)	321	327
Trinidad Drilling Ltd.
6.63%, 02/15/25 (a)	65	61
Weatherford International Plc
9.88%, 02/15/24 (a)	113	118
		10,011
Financials 19.7%
AerCap Ireland Capital Ltd.
4.63%, 10/30/20	108	115
AIG SunAmerica Global Financing X
6.90%, 03/15/32 (a)	350	463
Ally Financial Inc.
5.75%, 11/20/25	340	358
American Express Credit Corp.
3.30%, 05/03/27	140	140
Anheuser-Busch InBev Finance Inc.
3.65%, 02/01/26	704	724
4.90%, 02/01/46	568	642
Antero Resources Finance Corp.
5.38%, 11/01/21	421	427
Athene Global Funding
4.00%, 01/25/22 (a)	430	446
Bank of America Corp.
6.25%, (callable at 100 beginning 09/05/24) (f)	205	222

See accompanying Notes to Financial Statements.

JNL Strategic Income Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
6.30%, (callable at 100 beginning 03/10/26) (f)	133	149
6.50%, (callable at 100 beginning 10/23/24) (f)	156	174
3.30%, 01/11/23	253	258
4.00%, 01/22/25	463	471
3.25%, 10/21/27	137	132
3.82%, 01/20/28 (b)	298	303
3.71%, 04/24/28	255	257
4.24%, 04/24/38	75	78
Barclays Plc
8.00%, (callable at 100 beginning 12/15/20), EUR (f) (i)	400	501
8.25%, (callable at 100 beginning 12/15/18) (f) (i)	450	478
Canadian Imperial Bank of Commerce
2.55%, 06/16/22	600	598
Capital One Financial Corp.
3.75%, 03/09/27	257	256
Cemex Finance LLC
9.38%, 10/12/22 (a)	750	798
6.00%, 04/01/24 (a)	200	212
Citigroup Inc.
5.90%, (callable at 100 beginning 02/15/23) (f)	450	481
6.25%, (callable at 100 beginning 08/15/26) (f)	245	271
4.13%, 07/25/28	195	198
Credit Suisse AG
6.50%, 08/08/23 (a)	744	836
Credit Suisse Group AG
7.50%, (callable at 100 beginning 12/11/23) (a) (f)	490	549
4.28%, 01/09/28 (c) (d)	250	259
Credit Suisse Group Funding Guernsey Ltd.
4.55%, 04/17/26	194	206
Diamond 1 Finance Corp.
5.88%, 06/15/21 (a)	100	105
5.45%, 06/15/23 (a)	305	331
7.13%, 06/15/24 (a)	108	119
6.02%, 06/15/26 (a)	183	202
8.35%, 07/15/46 (a)	217	280
Eagle Holding Co. II LLC
7.63%, 05/15/22 (c) (d) (g)	96	99
EDP Finance BV
3.63%, 07/15/24 (a)	300	298
Enstar Group Ltd.
4.50%, 03/10/22	240	248
Five Corners Funding Trust
4.42%, 11/15/23 (a)	300	325
General Electric Capital Corp.
6.75%, 03/15/32	200	274
General Motors Financial Co. Inc.
4.20%, 03/01/21	254	266
Goldman Sachs Group Inc.
2.35%, 11/15/21	74	73
3.00%, 04/26/22	581	585
4.25%, 10/21/25	436	450
6.75%, 10/01/37	225	292
HSBC Holdings Plc
6.87%, (callable at 100 beginning 06/01/21) (f) (i)	550	593
4.38%, 11/23/26	256	265
4.04%, 03/13/28 (b)	159	165
Icahn Enterprises LP
6.25%, 02/01/22	350	366
6.75%, 02/01/24	225	235
JPMorgan Chase & Co.
5.30%, (callable at 100 beginning 05/01/20) (f)	350	366
2.95%, 10/01/26	440	425
3.78%, 02/01/28 (b)	237	243
Morgan Stanley
2.34%, 01/20/22 (b)	600	607
4.88%, 11/01/22	400	434
4.10%, 05/22/23	330	346
3.88%, 04/29/24	175	182
4.00%, 07/23/25	165	172
3.13%, 07/27/26	375	364
4.35%, 09/08/26	202	210
3.63%, 01/20/27	145	146
	Shares/Par†	Value
National Rural Utilities Cooperative Finance Corp.
4.75%, 04/30/43 (b)	313	321
Navient Corp.
6.50%, 06/15/22	174	185
6.13%, 03/25/24	100	103
Petrobras Global Finance BV
6.13%, 01/17/22	191	198
7.38%, 01/17/27	170	180
Rivers Pittsburgh Borrower LP
6.13%, 08/15/21 (a)	115	116
Stena AB
7.00%, 02/01/24 (a)	233	216
Thames Water Kemble Finance Plc
7.75%, 04/01/19, GBP	200	289
Wells Fargo & Co.
5.87%, (callable at 100 beginning 06/15/25) (f)	212	235
2.10%, 07/26/21	110	108
4.48%, 01/16/24	128	137
3.58%, 05/22/28 (b)	561	567
Ziggo Bond Finance BV
6.00%, 01/15/27 (a)	550	558
		23,281
Health Care 6.7%
Abbott Laboratories
2.90%, 11/30/21	375	378
3.40%, 11/30/23	375	383
4.75%, 11/30/36	215	235
AbbVie Inc.
2.90%, 11/06/22	184	186
4.70%, 05/14/45	123	131
Actavis Funding SCS
3.85%, 06/15/24	192	201
4.75%, 03/15/45	86	93
Becton Dickinson & Co.
4.67%, 06/06/47	167	173
Capsugel SA
7.00%, 05/15/19 (a) (g)	216	216
Centene Corp.
4.75%, 05/15/22	206	216
4.75%, 01/15/25	241	248
Community Health Systems Inc.
6.25%, 03/31/23	453	468
Express Scripts Holding Co.
3.40%, 03/01/27	280	272
4.80%, 07/15/46	114	117
Gilead Sciences Inc.
2.95%, 03/01/27	142	138
4.80%, 04/01/44	110	121
4.50%, 02/01/45	152	160
4.15%, 03/01/47	64	64
HCA Holdings Inc.
6.25%, 02/15/21	1,000	1,090
Hill-Rom Holdings Inc.
5.00%, 02/15/25 (a)	114	116
IASIS Healthcare LLC
8.38%, 05/15/19	400	402
inVentiv Group Holdings Inc.
7.50%, 10/01/24 (a)	131	142
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	300	304
Mylan Inc.
3.13%, 01/15/23 (a)	199	198
Perrigo Finance Unltd. Co.
4.38%, 03/15/26	200	206
Tenet Healthcare Corp.
4.50%, 04/01/21	421	429
4.38%, 10/01/21	60	61
8.13%, 04/01/22	137	146
6.75%, 06/15/23	149	149
Valeant Pharmaceuticals International Inc.
6.50%, 03/15/22 (a)	39	41
5.50%, 03/01/23 (a)	47	40
5.88%, 05/15/23 (a)	295	253
7.00%, 03/15/24 (a)	117	123

See accompanying Notes to Financial Statements.

JNL Strategic Income Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
6.13%, 04/15/25 (a)	44	37
WellCare Health Plans Inc.
5.25%, 04/01/25	356	374
		7,911
Industrials 5.4%
AECOM
5.13%, 03/15/27 (c) (d)	273	274
Aircastle Ltd.
6.25%, 12/01/19	110	120
5.00%, 04/01/23	258	275
4.13%, 05/01/24	173	176
Allison Transmission Inc.
5.00%, 10/01/24 (a)	183	188
BlueLine Rental Finance Corp.
9.25%, 03/15/24 (c) (d)	120	125
Bombardier Inc.
4.75%, 04/15/19 (a)	240	245
8.75%, 12/01/21 (a)	150	167
6.13%, 01/15/23 (a)	197	198
7.50%, 03/15/25 (a)	222	230
Cintas Corp. No. 2
3.70%, 04/01/27	502	520
CNH Industrial NV
4.50%, 08/15/23	225	238
Florida East Coast Holdings Corp.
6.75%, 05/01/19 (a)	198	203
9.75%, 05/01/20 (a)	203	218
General Electric Co.
5.00%, (callable at 100 beginning 01/21/21) (f)	1,439	1,524
International Lease Finance Corp.
5.88%, 04/01/19	500	531
4.63%, 04/15/21	206	219
Siemens Financieringsmaatschappij NV
2.35%, 10/15/26 (a)	550	517
Tempo Acquisition LLC
6.75%, 06/01/25 (a)	167	171
Terex Corp.
5.63%, 02/01/25 (a)	240	247
		6,386
Information Technology 2.4%
Apple Inc.
2.85%, 05/11/24	359	361
3.20%, 05/11/27	289	292
Microsoft Corp.
3.45%, 08/08/36	375	376
3.70%, 08/08/46	190	188
3.95%, 08/08/56	215	215
NXP BV
4.13%, 06/01/21 (a)	400	420
Visa Inc.
2.80%, 12/14/22	165	168
4.15%, 12/14/35	150	163
4.30%, 12/14/45	288	315
Western Digital Corp.
10.50%, 04/01/24	287	338
		2,836
Materials 5.9%
Anglo American Capital Plc
4.75%, 04/10/27 (a)	381	392
Anglo American Plc
3.63%, 05/14/20 (a)	181	184
Ardagh Packaging Finance Plc
6.00%, 02/15/25 (a)	597	627
Barrick Gold Corp.
4.10%, 05/01/23	67	72
BWAY Holding Co.
5.50%, 04/15/24 (a)	385	393
7.25%, 04/15/25 (a)	400	406
CF Industries Inc.
3.40%, 12/01/21 (a)	375	379
4.50%, 12/01/26 (a)	185	191
Crown Americas LLC
4.50%, 01/15/23	195	204
	Shares/Par†	Value
EI du Pont de Nemours & Co.
1.70%, 05/01/20 (b)	363	365
Flex Acquisition Co. Inc.
6.88%, 01/15/25 (a)	131	136
FMG Resources August 2006 Pty Ltd.
9.75%, 03/01/22 (a)	100	114
4.75%, 05/15/22 (a)	211	212
Freeport-McMoRan Inc.
3.88%, 03/15/23	33	31
4.55%, 11/14/24	395	373
5.40%, 11/14/34	666	598
5.45%, 03/15/43	77	66
Hexion Inc.
10.38%, 02/01/22 (a)	102	101
Methanex Corp.
5.65%, 12/01/44	112	106
Platform Specialty Products Corp.
10.38%, 05/01/21 (a)	100	111
PSPC Escrow Corp.
6.00%, 02/01/23, EUR (a)	325	389
Rain CII Carbon LLC
8.25%, 01/15/21 (a)	203	211
7.25%, 04/01/25 (a)	550	567
Samarco Mineracao SA
0.00%, 11/01/22 (c) (d) (j) (k)	110	62
Sealed Air Corp.
4.88%, 12/01/22 (a)	121	129
Teck Resources Ltd.
3.75%, 02/01/23	176	171
Trinseo Materials Operating SCA
6.38%, 05/01/22, EUR (a)	300	365
		6,955
Real Estate 0.8%
AvalonBay Communities Inc.
2.90%, 10/15/26	125	121
Crown Castle International Corp.
2.25%, 09/01/21	137	135
CyrusOne LP
5.00%, 03/15/24 (c) (d)	45	46
5.38%, 03/15/27 (a)	32	33
Equinix Inc.
5.38%, 05/15/27	166	177
Prologis International Funding II
4.88%, 02/15/20 (a)	440	459
		971
Telecommunication Services 4.2%
AT&T Inc.
5.25%, 03/01/37	405	431
Frontier Communications Corp.
7.13%, 03/15/19	350	367
11.00%, 09/15/25	115	106
Hughes Satellite Systems Corp.
6.50%, 06/15/19	180	194
Intelsat Jackson Holdings SA
9.75%, 07/15/25 (a)	213	213
Radiate Holdco LLC
6.63%, 02/15/25 (c) (d)	108	108
Sprint Capital Corp.
6.90%, 05/01/19	272	290
Sprint Corp.
7.13%, 06/15/24	106	118
Sprint Nextel Corp.
7.00%, 03/01/20 (a)	428	470
Sprint Spectrum Co. LLC
3.36%, 09/20/21 (a)	267	269
Telesat Canada
8.88%, 11/15/24 (a)	256	288
T-Mobile USA Inc.
6.00%, 03/01/23	185	196
6.50%, 01/15/26	130	143
Verizon Communications Inc.
4.27%, 01/15/36	140	135
4.67%, 03/15/55	145	136

See accompanying Notes to Financial Statements.

JNL Strategic Income Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
Virgin Media Secured Finance Plc
5.13%, 01/15/25, GBP (a)	500	683
5.00%, 04/15/27, GBP (a)	275	369
Wind Acquisition Finance SA
4.00%, 07/15/20, EUR (a)	250	289
Zayo Group LLC
5.75%, 01/15/27 (a)	160	168
		4,973
Utilities 4.0%
AES Corp.
5.50%, 04/15/25	275	288
Dynegy Inc.
8.00%, 01/15/25 (a)	546	529
Enel SpA
8.75%, 09/24/73 (a) (b)	395	470
Exelon Corp.
5.10%, 06/15/45	161	180
FirstEnergy Corp.
4.25%, 03/15/23 (h)	162	171
3.90%, 07/15/27	363	364
4.85%, 07/15/47 (h)	126	128
GenOn Americas Generation LLC
0.00%, 10/01/21 (j) (k)	550	493
MidAmerican Energy Holdings Co.
6.13%, 04/01/36	100	129
Oncor Electric Delivery Co. LLC
4.10%, 06/01/22	275	293
2.95%, 04/01/25	350	348
Pacific Gas & Electric Co.
4.30%, 03/15/45	221	237
Southern Co.
3.25%, 07/01/26	693	681
Southern Water Greensands Financing Plc
8.50%, 04/15/19, GBP	175	256
Talen Energy Corp.
6.50%, 06/01/25	81	57
Wisconsin Energy Corp.
3.55%, 06/15/25	100	103
		4,727
Total Corporate Bonds And Notes (cost $83,261)		86,142
VARIABLE RATE SENIOR LOAN INTERESTS 8.8% (b)
Consumer Discretionary 2.1%
AMAYA Holdings BV
Term Loan B, 4.65%, 08/01/21	200	200
Bass Pro Group LLC
Term Loan B, 6.15%, 04/01/24	250	243
Caesars Entertainment Operating Co.
Term Loan, 0.00%, 03/31/24 (l)	387	386
Charter Communications Operating LLC
Term Loan H, 3.05%, 01/15/22	82	82
Term Loan I, 3.48%, 01/15/24	49	50
Cowlitz Tribal Gaming Authority
Term Loan, 11.54%, 12/01/21 (e)	390	433
CSC Holdings LLC
1st Lien Term Loan, 3.46%, 07/15/25	180	179
ESH Hospitality Inc.
Term Loan B, 3.54%, 08/30/23	175	175
Helix Gen Funding LLC
Term Loan B, 4.97%, 03/09/24	383	385
PetSmart Inc.
Term Loan B-2, 4.22%, 10/10/22	99	92
UFC Holdings LLC
1st Lien Term Loan, 4.47%, 07/22/23	199	199
2nd Lien Term Loan, 8.72%, 07/26/24	100	102
		2,526
Consumer Staples 0.4%
JBS USA LLC
Term Loan B, 5.50%, 10/30/22	500	487
Pinnacle Foods Finance LLC
Term Loan B, 3.08%, 02/03/24	21	21
		508
	Shares/Par†	Value
Energy 1.7%
Chesapeake Energy Corp.
Term Loan, 8.69%, 08/25/21	418	442
Drillships Financing Holding Inc.
Term Loan B-1, 0.00%, 03/31/21 (j) (k)	198	127
Foresight Energy LLC
1st Lien Term Loan, 6.79%, 03/16/22	300	285
Peabody Energy Corp.
Term Loan, 5.58%, 02/08/22	299	299
TEX Operations Co. LLC
Term Loan B, 3.79%, 08/04/23	247	245
Term Loan C, 3.79%, 08/04/23	57	56
Ultra Resources Inc.
1st Lien Term Loan, 4.12%, 04/14/24	600	595
		2,049
Financials 0.1%
Avolon (Luxembourg) SARL
Term Loan B-2, 3.96%, 01/20/22	100	101
Health Care 0.7%
Change Healthcare Holdings Inc.
Term Loan B, 3.79%, 02/02/24	399	399
Valeant Pharmaceuticals International Inc.
Term Loan B, 5.75%, 03/13/22	389	395
		794
Industrials 0.7%
Gol LuxCo SA
1st Lien Term Loan, 6.50%, 08/18/20	400	409
Harbor Freight Tools USA Inc.
Term Loan B, 4.29%, 08/15/23	384	383
		792
Information Technology 0.6%
Almonde Inc.
1st Lien Term Loan, 4.74%, 05/03/24	73	73
2nd Lien Term Loan, 8.46%, 05/03/25	30	31
Radiate Holdco LLC
Bridge Term Loan, 0.00%, 02/15/25 (e) (l)	400	400
Western Digital Corp.
Term Loan B, 3.78%, 04/29/23	233	234
		738
Materials 0.4%
BWAY Holding Co.
Term Loan B, 4.33%, 03/22/24	200	200
GCP Applied Technologies Inc.
Term Loan B, 4.40%, 02/03/22	119	119
Kraton Polymers LLC
Term Loan B, 5.04%, 01/06/22	139	140
		459
Telecommunication Services 1.1%
CenturyLink Inc.
Term Loan B, 1.37%, 01/31/25	550	543
Frontier Communications Corp.
Term Loan B-1, 4.91%, 05/31/24	300	295
Sprint Communications Inc.
1st Lien Term Loan B, 3.75%, 02/29/24	399	399
		1,237
Utilities 1.0%
Calpine Corp.
Term Loan B-8, 2.80%, 12/26/19	49	49
Dynegy Inc.
Term Loan C, 4.34%, 06/27/23	424	423
Energy Future Intermediate Holding Co. LLC
DIP Term Loan, 0.00%, 06/23/18 (l)	270	271
Talen Energy Supply LLC
Term Loan B-1, 5.05%, 07/15/23	448	414
		1,157
Total Variable Rate Senior Loan Interests (cost $10,301)		10,361
GOVERNMENT AND AGENCY OBLIGATIONS 5.4%
Mortgage-Backed Securities 4.1%
Federal Home Loan Mortgage Corp.
4.00%, 11/01/40	324	343
3.00%, 08/01/46	36	36

See accompanying Notes to Financial Statements.

JNL Strategic Income Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
3.00%, 11/01/46	27	27
Federal National Mortgage Association
3.00%, 08/01/30 - 11/01/46	543	552
2.50%, 01/01/32	414	417
3.00%, 05/01/43 - 04/01/46	328	329
4.50%, 12/01/43 - 08/01/44	254	273
3.50%, 08/01/45 - 12/01/45	1,091	1,121
4.00%, 10/01/44 - 02/01/47	174	183
4.00%, 05/01/47 (m)	202	213
Government National Mortgage Association
5.00%, 01/20/43	370	405
3.00%, 07/20/45	314	318
3.50%, 08/20/46 - 09/20/46	475	492
3.00%, 12/20/46	98	99
4.00%, 04/20/47	47	49
		4,857
Municipal 0.3%
Port Authority of New York & New Jersey
4.46%, 10/01/62	320	350
U.S. Treasury Securities 1.0%
U.S. Treasury Note
1.63%, 05/31/23	1,200	1,173
Total Government And Agency Obligations (cost $6,411)		6,380
PREFERRED STOCKS 0.3%
Energy 0.3%
NuStar Logistics LP, 7.63%, (callable at 25 beginning 01/15/18)	13	332
Total Preferred Stocks (cost $325)		332
OTHER EQUITY INTERESTS 0.0%
Quicksilver Resources Inc. Escrow (e) (j) (n)	2,309	—
Quicksilver Resources Inc. Escrow (e) (j) (n)	291	—
Total Other Equity Interests (cost $0)		—
COMMON STOCKS 0.3%
Energy 0.3%
Chaparral Energy Inc. (c) (d) (e) (j)	—	3
Chaparral Energy Inc. - Class A (e) (j)	15	344
Chaparral Energy Inc. - Class B (e) (j)	3	72
Total Common Stocks (cost $344)		419
INVESTMENT COMPANIES 0.3%
SPDR Barclays High Yield Bond ETF	10	383
Total Investment Companies (cost $344)		383
	Shares/Par†	Value
SHORT TERM INVESTMENTS 2.7%
Investment Companies 2.7%
JNL Government Money Market Fund - Institutional Class, 0.88% (o) (p)	3,263	3,263
Total Short Term Investments (cost $3,263)		3,263
Total Investments 98.0% (cost $112,790)		115,861
Other Derivative Instruments 0.0%		31
Other Assets and Liabilities, Net 2.0%		2,278
Total Net Assets 100.0%		$118,170

(a) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Strategic Income Fund LLC's Board of Managers. As of June 30, 2017, the value and the percentage of net assets of these liquid securities was $36,695 and 31.1%, respectively.

(b) The security or securities in this category have a variable rate. Rate stated was in effect as of June 30, 2017.

(c) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Strategic Income Fund LLC's Board of Managers.

(d) Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

(e) Security fair valued in good faith in accordance with the procedures approved by the JNL Strategic Income Fund LLC's Board of Managers. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(f) Perpetual security.

(g) Pay-in-kind security. The coupon interest earned by the security may be paid in cash or additional par.

(h) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(i) Convertible security.

(j) Non-income producing security.

(k) Issuer was in bankruptcy and/or was in default relating to principal and/or interest. The aggregate value of these securities represented 0.6% of the Fund’s net assets.

(l) This variable rate senior loan will settle after June 30, 2017, at which time the interest rate will be determined.

(m) All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2017, the total payable for investments purchased on a delayed delivery basis was $214.

(n) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(o) Investment in affiliate.

(p) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

Composition as of June 30, 2017:
Financials	20.2%
Consumer Discretionary	15.0
Energy	11.1
Health Care	7.5
Non-U.S. Government Agency ABS	7.4
Materials	6.4
Industrials	6.2
Telecommunication Services	5.4
Utilities	5.1
U.S. Government Agency MBS	4.2
Consumer Staples	3.2
Information Technology	3.1
Government Securities	1.3
Real Estate	0.8
Investment Companies	0.3
Other Equity Interests	-
Short Term Investments	2.8
Total Investments	100.0%

Restricted Securities
	Initial Acquisition	Cost	Ending Value	Percent of Net Assets
AECOM, 5.13%, 03/15/27	06/27/17	$273	$274	0.2%

See accompanying Notes to Financial Statements.

JNL Strategic Income Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Initial Acquisition	Cost	Ending Value	Percent of Net Assets
BlueLine Rental Finance Corp., 9.25%, 03/15/24	03/02/17	120	125	0.1
Chaparral Energy Inc.	06/14/17	1	3	—
Credit Suisse Group AG, 4.28%, 01/09/28	01/05/17	250	259	0.2
CyrusOne LP, 5.00%, 03/15/24	03/06/17	45	46	—
Eagle Holding Co. II LLC, 7.63%, 05/15/22	04/28/17	96	99	0.1
Enquest Plc, 7.00%, 04/15/22	12/08/16	263	361	0.3
Hilton Grand Vacations Trust, Series 2017-A-AA, 2.66%, 12/27/28	02/23/17	261	260	0.2
Netflix Inc., 3.63%, 05/15/27	04/27/17	298	317	0.3
New Cotai LLC, 10.63%, 05/01/19	08/11/16	220	300	0.3
Radiate Holdco LLC, 6.63%, 02/15/25	01/23/17	108	108	0.1
Samarco Mineracao SA, 0.00%, 11/01/22	12/05/12	110	62	0.1
		$2,045	$2,214	1.9%

Futures Contracts
Reference Entity	Contracts Long (Short)†	Expiration	Notional †	Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
U.S. Treasury Long Bond	12	September 2017	1,853	$(7)	$(9)
U.S. Treasury Note, 10-Year	(89)	September 2017	(11,220)	25	48
U.S. Treasury Note, 2-Year	2	September 2017	433	—	(1)
U.S. Treasury Note, 5-Year	(19)	September 2017	(2,245)	3	7
Ultra 10-Year U.S. Treasury Note	13	September 2017	1,757	(5)	(4)
Ultra Long Term U.S. Treasury Bond	(22)	September 2017	(3,602)	15	(48)
				$31	$(7)

† Rounded par and notional amounts are listed in USD unless otherwise noted. Futures are quoted in unrounded number of contracts.

Currencies:

EUR - European Currency Unit (Euro)
GBP - British Pound
USD - United States Dollar

Abbreviations:

“-“ Amount rounds to less than one thousand or 0.05%.
ETF - Exchange Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
SPDR - Standard & Poor’s Depository Receipt

See accompanying Notes to Financial Statements.

JNL Strategic Income Fund LLC (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2017

JNL/PPM America Strategic Income Fund
Assets
Investments - unaffiliated, at value (a)	$112,598
Investments - affiliated, at value (b)	3,263
Total investments, at value (c)	115,861
Cash	338
Foreign currency (d)	940
Receivable for:
Investment securities sold	2,361
Dividends and interest	1,247
Deposits with brokers and counterparties	172
Derivative instruments:
Variation margin on derivative instruments	43
Total assets	120,962
Liabilities
Payable for:
Advisory fees	58
Administrative fees	14
Investment securities purchased	2,706
Board of manager fees	2
Derivative instruments:
Variation margin on derivative instruments	12
Total liabilities	2,792
Net assets	$118,170
Net assets consist of:
Paid-in capital	$115,080
Net unrealized appreciation (depreciation) on
investments and foreign currency	3,090
$118,170
Net assets - Class A	$118,170
Shares outstanding - Class A	10,000
Net asset value per share - Class A	$11.82
(a) Investments - unaffiliated, at cost	$109,527
(b) Investments - affiliated, at cost	3,263
(c) Total investments, at cost	$112,790
(d) Foreign currency cost	916

See accompanying Notes to Financial Statements.

JNL Strategic Income Fund LLC (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2017

JNL/PPM America Strategic Income Fund
Investment Income
Dividends (a)	$32
Foreign taxes withheld	(10)
Interest	2,672
Total investment income	2,694

Expenses
Advisory fees	346
Administrative fees	86
Legal fees	1
Board of manager fees	1
Other expenses	2
Total expenses	436
Net investment income (loss)	2,258

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	283
Affiliated investments	—
Foreign currency	(41)
Exchange traded and centrally
cleared derivative instruments	(274)
Net change in unrealized appreciation
(depreciation) on:
Investments	2,247
Foreign currency	111
Exchange traded and centrally
cleared derivative instruments	(48)
Net realized and unrealized gain (loss)	2,278
Change in net assets from operations	$4,536
(a) Income from affiliated investments	$7

See accompanying Notes to Financial Statements.

JNL Strategic Income Fund LLC (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2017

	JNL/PPM America Strategic Income Fund
Operations
Net investment income (loss)	$2,258
Net realized gain (loss)	(32)
Net change in unrealized appreciation
(depreciation)	2,310
Change in net assets from operations	4,536
Change in net assets	4,536
Net assets beginning of period	113,634
Net assets end of period	$118,170
Purchases and sales of long term
investments
Purchase of securities	$41,955
Purchase of U.S. government securities	575
Total purchases	$42,530
Proceeds from sales of securities	$42,885
Proceeds from sales of U.S. government
securities	864	(a)
Total proceeds from sales	$43,749

(a) Amount excludes $34 of sales of dollar roll transaction securities.

See accompanying Notes to Financial Statements.

JNL Strategic Income Fund LLC (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2016

JNL/PPM America Strategic Income Fund
Operations
Net investment income (loss)	$4,330
Net realized gain (loss)	(2,339)
Net change in unrealized appreciation
(depreciation)	8,753
Change in net assets from operations	10,744
Change in net assets	10,744
Net assets beginning of year	102,890
Net assets end of year	$113,634

See accompanying Notes to Financial Statements.

JNL Strategic Income Fund LLC (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios(a)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(b)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(c)	Net assets, end of period (in thousands)($)	Portfolio turnover (%)(d)		Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/PPM America Strategic Income Fund
Class A
06/30/17		11.36	0.23	0.23	0.46	—	—	11.82	4.05	118,170	38	(e)	0.76	3.92
12/31/16		10.29	0.43	0.64	1.07	—	—	11.36	10.40	113,634	83	(e)	0.75	3.98
12/31/15		10.71	0.46	(0.88)	(0.42)	—	—	10.29	(3.92)	102,890	76	(e)	0.75	4.30
12/31/14		10.45	0.45	(0.19)	0.26	—	—	10.71	2.49	107,074	81	(e)	0.75	4.12
12/31/13		10.05	0.40	0.00	0.40	—	—	10.45	3.98	104,452	99	(e)	0.75	3.88
12/31/12	*	10.00	0.02	0.03	0.05	—	—	10.05	0.50	100,500	7	(e)	0.76	2.38

*	Commenced operation on December 3, 2012.
(a)	Annualized for periods less than one year.
(b)	Calculated using the average shares method.
(c)	Not annualized for periods less than one year.
(d)	Portfolio turnover is not annualized for periods of less than one year. Dollar roll transactions are excluded for purposes of calculating portfolio turnover.
(e)	Portfolio turnover including dollar roll transactions was 18%, 146%, 115%, 106%, 101% and 38% in 2012, 2013, 2014, 2015, 2016 and 2017, respectively.

See accompanying Notes to Financial Statements.

JNL Strategic Income Fund LLC (Unaudited)

Notes to Financial Statements

June 30, 2017

NOTE 1. ORGANIZATION

The JNL Strategic Income Fund LLC (“JNL Strategic Fund” or “Company”) is an open-end management investment company, organized as a limited liability company under the laws of Delaware, by an operating agreement dated July 6, 2012. The Company is registered with the U.S. Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended ("1940 Act"), and its shares are registered under the Securities Act of 1933, as amended ("1933 Act"). The JNL Strategic Fund is organized as a series fund structure. JNL/PPM America Strategic Income Fund ("Fund") is the sole series of JNL Strategic Fund.

Jackson National Asset Management, LLC (“JNAM”, “Adviser” or “Administrator”), a wholly-owned subsidiary of Jackson National Life Insurance Company® (“Jackson”), serves as investment adviser and administrator to the Fund. Jackson is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is the United States of America. The Adviser has selected PPM America, Inc. as Sub-Adviser with responsibility for the professional investment supervision and management of the Fund. PPM America, Inc. is an affiliate of JNAM.

As of June 30, 2017, the Fund offered one class of shares, Class A, which is not currently offered to retail investors. As of June 30, 2017, the Prudential Assurance Company Limited, a wholly owned subsidiary of Prudential plc, owned 10,000,000 shares, which is 100% of the outstanding shares of beneficial interest in the Fund. The Prudential Assurance Company Limited is not affiliated in any manner with Prudential Financial, Inc., a company whose principal place of business is in the United States of America.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”).

Security Valuation. Under the Company’s valuation policy and procedures, the Company’s Board of Managers (“Board” or “Managers”) has delegated the daily operational oversight of the securities valuation function to the JNAM Pricing Committee (“Pricing Committee”), which consists of certain officers of the Company and JNAM management. The Pricing Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures adopted by the Board, the Pricing Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Pricing Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. For fair valuation determinations that are deemed significant, the Board is promptly notified, in detail, of the fair valuation.

The net asset value (“NAV”) of the Fund’s shares is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (generally, 4:00 PM Eastern Time). Debt securities are generally valued by independent pricing services approved by the Board. If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from the Sub-Adviser, a broker/dealer or widely used quotation system. Futures contracts traded on an exchange are generally valued at the exchange's settlement price. If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the local exchange. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE. Pricing services utilized to value debt securities may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data. Short-term securities maturing within sixty (60) days are valued at amortized cost, unless it is determined that such practice does not approximate market value. Stocks traded on an exchange are generally valued at the official closing price of the exchange where the security is principally traded. If there is no official closing price for the security, the security may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale. Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter ("OTC") market. Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent market value. In such instances, the investment is valued as determined in good faith using procedures approved by the Board. Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Pricing Committee’s own assumptions in determining the fair value of an investment. Under the procedures approved by the Board, the Adviser may utilize pricing services or other sources, including the Fund’s Sub-Adviser, to assist in determining the fair value of an investment. Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer and trading or other market data.

If an investment is valued at a fair value for purposes of calculating the Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Distributions to Shareholders. No distributions of net investment income or realized capital gains are required; therefore, undistributed (excess of distributions over) net investment income and accumulated net realized gain/loss are reclassed to paid-in capital on a semi-annual basis.

JNL Strategic Income Fund LLC (Unaudited)

Notes to Financial Statements

June 30, 2017

Security Transactions, Investment Income and Expenses. Security transactions are recorded on the trade date for financial reporting purposes. Income received in lieu of dividends for securities loaned is included in dividends in the Statement of Operations. Interest income, including level-yield amortization of discounts and premiums, is accrued daily. The Fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Realized gains and losses are determined on the specific identification basis. Expenses are recorded on an accrual basis.

Foreign Currency Translations. The accounting records of the Fund are maintained in U.S. dollars. Each business day, the market values of foreign securities, currency holdings and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on current exchange rates. Purchases and sales of investment securities, income receipts and expense payments are translated into U.S. dollars based on the respective exchange rates prevailing on the dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities. Such fluctuations are included in net realized and unrealized gain or loss on investments.

Net realized gains and losses on foreign currency related items are considered ordinary income for tax purposes and arise from sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar amounts actually received or paid; and the realized gains or losses resulting from portfolio and transaction hedges. Net unrealized gain or loss on foreign currency related items include gains and losses from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in currency exchange rates.

Guarantees and Indemnifications. In the normal course of business, the Company may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. Under the Company’s organizational documents, its officers and Manager are indemnified against certain liabilities arising out of the performance of their duties to the Fund. However, since its commencement of operations, the Fund has not had claims or losses pursuant to its contracts and expects the risk of loss to be remote. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Recent Accounting Pronouncement. In October 2016, the SEC adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Compliance is based on reporting period end-date and is effective for the Fund for the September 30, 2017 reporting period. Management is currently evaluating the impact that the final rules will have on the Fund's financial statements.

NOTE 3. FASB ASC TOPIC 820, “FAIR VALUE MEASUREMENT”

This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of the Fund’s investments under FASB ASC Topic 820 guidance. The inputs are summarized into three broad categories:

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds.

Level 2 includes valuations determined from significant direct or indirect observable inputs. Direct observable inputs include broker quotes, third party prices, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities priced by pricing services, broker quotes in active markets, securities subject to corporate actions or securities valued at amortized cost

Level 3 includes valuations determined from significant unobservable inputs including the Adviser’s own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features, maturity or anticipated cash flows; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models. Level 3 valuations include securities that are priced based on single source broker quotes; securities where prices may be unavailable due to halted trading, restricted to resale due to market events, or newly issued; or investments for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuation, the Adviser regularly compares prior day prices with current day prices, transaction prices and alternative vendor prices. When the comparison results exceed pre-defined thresholds, the Adviser challenges the prices exceeding tolerance levels with the pricing service or broker. To verify Level 3 unobservable inputs, the Adviser uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

JNL Strategic Income Fund LLC (Unaudited)

Notes to Financial Statements

June 30, 2017

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the Fund’s investments in securities and other financial instruments (in thousands) as of June 30, 2017 by valuation level.

JNL/PPM America Strategic Income Fund	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	8,581	—	—	8,581
Corporate Bonds And Notes	—	86,142	—	—	86,142
Variable Rate Senior Loan Interests	—	9,528	833	—	10,361
Government And Agency Obligations	—	6,380	—	—	6,380
Preferred Stocks	332	—	—	—	332
Other Equity Interests	—	—	—	—	—
Common Stocks	—	75	344	—	419
Investment Companies	383	—	—	—	383
Short Term Investments	3,263	—	—	—	3,263
	3,978	110,706	1,177	—	115,861
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	55	—	—	—	55
	55	—	—	—	55
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(62)	—	—	—	(62)
	(62)	—	—	—	(62)

1 Certain investments that are measured at fair value using the NAV per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments. Although there can be no assurance, in general, the fair value of the investment using the NAV per share practical expedient is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

2 Investments in other financial instruments include futures contracts which are reflected at the unrealized appreciation/ (depreciation) on the instrument.

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation. The Fund recognizes transfers between levels as of the beginning of the period for financial reporting purposes. There were no significant transfers into or out of Level 1, 2 or 3 for the period. There were no Level 3 valuations for which significant unobservable valuation inputs were developed at June 30, 2017.

NOTE 4. SECURITIES AND OTHER INVESTMENTS

Securities Lending and Securities Lending Collateral. Effective October 1, 2016, the Fund participates in an agency based securities lending program. Per the securities lending agreements, the securities lending agent is authorized to loan securities on behalf of the Fund to approved borrowers and is required to maintain collateral. The Fund receives either cash or non-cash collateral against the loaned securities in an amount equal to at least 100% of the market value of the loaned securities. Generally, cash and non-cash collateral received for the following types of securities on loan are as follows: U.S. equity – 102%; U.S. corporate fixed income – 102%; U.S. government fixed income – 102%; international equities – 105%; international corporate fixed income – 105%; sovereign fixed income – 102%; and asset backed investments – 102%. Collateral is maintained over the life of the loan as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The duration of each loan is determined by the agent and borrower and generally may be terminated at any time. Certain loans may be negotiated to mature on a specified date. The securities lending agent has agreed to indemnify the Fund in the event of default by a third party borrower. The Fund may experience a delay in the recovery of its securities or incur a loss if the borrower breaches its agreement with the Fund or becomes insolvent. For cash collateral, the Fund receives income from the investment of cash collateral, in addition to lending fees and rebates negotiated with the borrower. The Fund bears the market risk with respect to the collateral investment and securities loaned. The Fund also bears the risk that the agent may default on its obligations to the Fund. Non-cash collateral which the Fund receives may include U.S., UK and certain Eurozone government securities; U.S. government agencies’ debt securities; and U.S. government-sponsored agencies’ debt securities and mortgage-backed securities. For non-cash collateral, the Fund receives lending fees negotiated with the borrower. The securities lending agent has agreed to indemnify the Fund with respect to the market risk related to the non-cash collateral investments.

State Street Bank and Trust Company (“State Street” or "Custodian") serves as custodian and securities lending agent to the Fund. The cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund and a series of State Street Navigator Securities Lending Trust which is an open end management company registered under the 1940 Act. The Fund also bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of the State Street Navigator Securities Lending Government Money Market Portfolio. There were no securities loaned at June 30, 2017.

Cash collateral received from the borrower is recorded in the Statement of Assets and Liabilities as payable for return of securities loaned. Investments acquired with such cash collateral are reported in a manner consistent with other portfolio investments held by the Fund as investment - at value on the Statement of Assets and Liabilities. The value of securities on loan is disclosed under footnote (d) on the Statement of Assets and Liabilities. The Fund’s net exposure to a borrower is determined by the amount of any excess or shortfall in cash collateral received compared to the value of securities on loan. The Fund may receive non-cash collateral in the form of securities, which the Fund may not sell or re-pledge and accordingly are not reflected in the Statement of Assets and Liabilities.

U.S. Government Agencies or Government Sponsored Enterprises. The Fund may invest in U.S. government agencies or government sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. government, its agencies or instrumentalities.

JNL Strategic Income Fund LLC (Unaudited)

Notes to Financial Statements

June 30, 2017

Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (“U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest paying securities of similar maturities.

Government-related guarantors (i.e., guarantors that are not backed by the full faith and credit of the U.S. government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers, which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

FNMA and FHMLC were placed into conservatorship by the Federal Housing Finance Agency (“FHFA”). As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and each enterprise’s assets. In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with FNMA and FHLMC. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received senior preferred stock in each enterprise and warrants to purchase each enterprise’s common stock. The U.S. Treasury created a new secured lending facility, which is available to FNMA and FHLMC as a liquidity backstop and created a temporary program to purchase mortgage-backed securities issued by FNMA and FHLMC. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remains liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

Unregistered Securities. The Fund may own certain investment securities that are unregistered and thus restricted to resale. These securities may also be referred to as “private placements”. Unregistered securities may be “illiquid” because there is no readily available market for sale of the securities. Where future dispositions of the securities require registration under the Securities Act of 1933, as amended, the Fund has the right to include those securities in such registration generally without cost to the Fund. The Fund has no right to require registration of unregistered securities.

Delayed-Delivery Securities. The Fund may purchase or sell securities on a delayed-delivery basis, including To Be Announced (“TBA”) or “To Be Acquired” securities. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. In TBA transactions, the Fund commits to purchasing or selling securities for which all specific information is not yet known at the time of the trade, particularly the face amount and maturity date of the underlying securities. When delayed-delivery purchases are outstanding, the Fund is required to have sufficient cash and/or liquid securities to cover its commitments on these transactions. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights of ownership of the security, including the risk of price and yield fluctuations, and considers such fluctuations when determining its NAV. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a realized gain or loss. When the Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains or losses with respect to the security. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. In connection with TBA transactions, the Fund may maintain a short position related to certain securities. In connection with these transactions, the Fund owns an equal amount of the securities or holds securities convertible (or exchangeable) into an equal amount of the securities, of the same issuer, as the position held short.

Mortgage-Backed Dollar and Treasury Roll Transactions. The Fund may sell mortgage-backed or Treasury securities and simultaneously contract to repurchase securities at a future date at an agreed upon price. The Fund may only enter into covered rolls. A “covered roll” is a type of dollar or Treasury roll for which the Fund maintains offsetting positions in cash, U.S. Government securities, or other liquid assets which mature on or before the forward repurchase settlement date of the dollar or Treasury roll transaction. During the period between the sale and repurchase, the Fund foregoes interest and principal paid on the mortgage-backed or Treasury securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and from negotiated fees paid by brokers offered as an inducement to the Fund to “roll over” its purchase commitments. The Fund may dispose of “covered roll” securities after they are entered into and close these positions before their maturity, which may result in a realized gain or loss.

Dollar or Treasury roll transactions involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price of those securities which the Fund is obligated to purchase or that the return earned by the Fund with the proceeds of a dollar roll may not exceed transaction costs.

In a mortgage-backed or Treasury securities roll transaction, if the repurchased security is determined to be similar, but not substantially the same, the transaction is accounted for as a purchase and sale. Any gains, losses and any income or fees earned are recorded to realized gain or loss. If the repurchased security is determined to be substantially the same, the transaction is accounted for as a secured borrowing, rather than as a purchase and sales transaction. Any income or fees earned are recorded to investment income and financing costs associated with the transaction are recorded to interest expense. For the period ended June 30, 2017, the Fund did not transact in Treasury transactions characterized as secured borrowing transactions.

JNL Strategic Income Fund LLC (Unaudited)

Notes to Financial Statements

June 30, 2017

NOTE 5. MASTER NETTING AGREEMENTS, CUSTOMER ACCOUNT AGREEMENTS AND COLLATERAL

Under various agreements, certain investment transactions require collateral to be pledged to/from the Fund and a counterparty or segregated at the custodian and the collateral is managed pursuant to the terms of the agreement. U.S. Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of high quality or sovereign securities may be used. Securities held by the Fund that are used as collateral are identified as such within the Schedule of Investments. Collateral for financial derivative transactions paid to or received from brokers and counterparties is included in receivable for deposits with brokers and counterparties in the Statement of Assets and Liabilities.

Master Netting Agreements (“Master Agreements”). The Fund may be subject to various Master Agreements, which govern the terms of certain transactions and mitigate the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of financial transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, potentially resulting in the need for multiple agreements with a single counterparty. The Fund may net exposure and collateralize multiple transaction types governed by the same Master Agreement with the same counterparty and may close out and net its total exposure to a counterparty in the event of a default and/or termination event with respect to all the transactions governed under a single agreement with a counterparty. Each Master Agreement defines whether the Fund is contractually able to net settle daily payments. Additionally, certain circumstances, such as laws of a particular jurisdiction or settlement of amounts due in different currencies, may prohibit or restrict the right of offset as defined in the Master Agreements.

Master Agreements also help limit credit and counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Agreement. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Fund's Sub-Adviser attempts to limit counterparty risk by only entering into Master Agreements with counterparties which the Sub-Adviser believes to have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”). Master Forward Agreements govern the considerations and factors surrounding the settlement of certain forward-settling transactions, such as delayed-delivery transactions, TBA securities and Treasury roll transactions between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. Losses may arise due to changes in the value of the underlying securities prior to settlement date, if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. In the event of default, the unrealized gain or loss will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty. In the ordinary course of business, settlements of transactions are not typically subject to net settlement, except for TBA pools.

Customer Account Agreements. Customer Account Agreements and related addendums govern exchange traded derivative transactions such as futures contracts. Futures contracts require posting an amount of cash or cash equivalents equal to a certain percentage of the contract amount known as the “initial margin” as determined by each relevant clearing agency and is segregated at a Futures Commissions Merchant (“FCM”) which is registered with the Commodity Futures Trading Commission (“CFTC”) or the applicable regulator. The Fund receives from or pays to the FCM an amount of cash equal to the daily fluctuation in the value of the contracts in most circumstances. Such receipts or payments are known as the “variation margin”. Variation margin on the Statements of Assets and Liabilities includes variation margin on closed unsettled derivative transactions. In the event of default, counterparty risk is significantly reduced as creditors to the FCM do not have claim to the Fund’s assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk.

NOTE 6. FINANCIAL DERIVATIVE INSTRUMENTS

FASB ASC Topic 815, “Derivatives and Hedging”. This standard includes the requirement for enhanced qualitative disclosures about objectives and strategies for using derivative instruments and disclosures regarding credit related contingent features in derivative instruments; as well as quantitative disclosures in the semi-annual and annual financial statements about fair value, gains and losses, and volume of activity for derivative instruments. Information about these instruments is disclosed in the context of each instrument’s primary underlying risk exposure may be categorized as credit, equity price, interest rate and foreign currency exchange rate risk. The objectives, strategies and underlying risks for futures held by the Fund are discussed in the following paragraph.

Futures Contracts. The Fund entered into futures contracts to obtain exposure to or hedge changes in interest rates and foreign currency rates and to replicate Treasury bond positions. A futures contract is a standardized contract obligating two parties to exchange a specified asset at an agreed upon price and date. Variation margin is recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized. Futures contracts involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the securities held by the Fund or the change in the value of an underlying entity and the prices of the futures contracts and the possibility the Fund may not be able to enter into a closing transaction because of an illiquid market. With futures, counterparty risk to the Fund is reduced since futures contracts are exchange traded and the exchange’s clearinghouse, acting as counterparty to all exchange traded futures, guarantees the futures contracts against default.

At June 30, 2017, variation margin related to futures contracts is reflected as receivable or payable for variation margin on derivative instruments in the Statement of Assets and Liabilities. During the period ended June 30, 2017, realized gain loss and change in unrealized appreciation (depreciation) in

JNL Strategic Income Fund LLC (Unaudited)

Notes to Financial Statements

June 30, 2017

exchange traded or centrally cleared derivative instruments is reflected for such investments in the Statement of Operations. Net exposure to the Fund for futures contracts is the variation margin receivable or payable in addition to any collateral pledged for the initial margin on the futures contracts. At June 30, 2017, the Fund had $172 (in thousands) cash pledged as collateral for futures contracts. The futures contracts outstanding as of June 30, 2017, as disclosed in to the Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on exchange traded or centrally cleared derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of activity for the Fund. For the period ended June 30, 2017, the average monthly notional value at purchase of futures in the Fund was $18,698 (in thousands).

NOTE 7. INVESTMENT RISKS AND REGULATORY MATTERS

Market and Volatility Risk. In the normal course of business, the Fund trades financial instruments and enters into financial transactions where the risk of potential loss exists due to changes in the market (“market risk”). Additionally, prices of financial instruments may fluctuate over short periods or extended periods of time in response to company, market, economic or political news (“volatility risk”). Equity securities generally have more price volatility than fixed-income securities, and long term fixed-income securities normally have more price volatility than short term fixed-income securities. The Fund may invest in derivatives to hedge the Fund’s portfolio as well as for investment purposes which may increase volatility. Volatility may cause the Fund’s net asset value per share to experience significant appreciation or depreciation in value over short periods of time.

Concentration Risk. To the extent that the Funds focus on particular countries, regions, industries, sectors, issuers, types of investment or a limited number of securities from time to time, a Fund may be subject to greater risks of adverse economic, business or political developments in such areas of focus than a Fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Interest Rate Risk. When interest rates increase, fixed-income securities generally will decline in value. A wide variety of factors can cause interest rates to rise such as central bank monetary policies, inflation rates and general economic conditions. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates than those with shorter durations.

Prepayment Risk. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date and that a Fund may have to reinvest the proceeds in an investment that may have a lower interest rate. In addition, prepayment rates are difficult to predict and the potential impact of prepayment on the price of a debt instrument depends on the terms of the instrument.

Credit and Counterparty Risk. In the normal course of business, the Fund trades financial instruments and enters into financial transactions where the risk of potential loss exists due to failure of the other party to a transaction to perform (“credit risk”). Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose the Fund to credit risk, consist principally of investments and cash due from counterparties (“counterparty risk”). The extent of the Fund's exposure to credit and counterparty risks in respect to these financial assets is incorporated within its carrying value as recorded in the Fund's Statement of Assets and Liabilities. For certain derivative contracts, the potential loss could exceed the value of the financial assets recorded in the financial statements.

Foreign Securities Risk. Investing in securities of foreign companies or issued by foreign governments generally involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include the potential for revaluation of currencies, different accounting policies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices may be more volatile than those of securities of comparable U.S. companies and the U.S. government.

Currency Risk. Investing directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, involves the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time or currencies may become illiquid for a number of reasons, including changes in interest rates, general economics of a country, actions (or inaction) of the U.S. government or banks, foreign governments, central banks or supranational entities such as the International Monetary Fund, or the imposition of currency controls or other political developments in the U.S. or abroad.

Cybersecurity Risk. Cyber-attacks could disrupt daily operations related to trading and portfolio management. In addition, technology disruptions and cyber-attacks may impact the operations or securities prices of an issuer or a group of issuers, and thus may have an adverse impact on the value of a Fund’s investments. Cyber-attacks on a Fund’s sub-advisers and service providers could cause business failures or delays in daily processing and a Fund may not be able to issue a NAV per share. As a result, cyber-attacks could impact the performance of a Fund.

NOTE 8. INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES

Advisory and Administration Fee. The JNL Strategic Fund has an investment advisory and management agreement and administration agreement with JNAM. Subject to the oversight of the Fund’s Board, JNAM is responsible for managing the Fund’s business affairs and providing day-to-day administrative services to the Fund either directly or through others selected by it for the Fund.

Pursuant to the Investment Advisory Agreement, JNAM receives an annual fee, accrued daily and payable monthly, based on a specified percentage of the average daily net assets of the Fund. For investment advisory services, the Fund pays JNAM 0.60% for net assets of $0 to $500 million, 0.55% for net assets of $500 million to $1 billion and 0.50% for net assets over $1 billion.

JNL Strategic Income Fund LLC (Unaudited)

Notes to Financial Statements

June 30, 2017

Pursuant to the Administration Agreement, JNAM receives an annual fee, accrued daily and payable monthly. The Fund pays JNAM an Administrative Fee at an annual rate of 0.15% of average daily net assets under $3 billion and 0.13% of average daily net assets over $3 billion of the Fund. In return for the fee paid under the Administration Agreement, JNAM provides or procures all necessary administrative functions and services for the operation of the Fund. In addition, JNAM, at its own expense, arranges for legal, audit, fund accounting, custody (except overdraft and interest expense), printing and mailing, a portion of the Chief Compliance Officer services, and all other services necessary for the operation of the Fund. The Fund is responsible for trading expenses including brokerage commissions, interest and taxes, other non-operating expenses, nonrecurring and extraordinary legal fees, interest expenses, registration fees, licensing costs, directors and officers insurance and the fees and expenses of the disinterested Managers ("Independent Managers") and of independent legal counsel to the Independent Managers.

Distribution Agreement. The JNL Strategic Fund has a Distribution Agreement, under the provisions of Rule 12b-1 under the 1940 Act, with Jackson National Life Distributors LLC (“Distributor” or “JNLD”), an affiliate of the Adviser, for the purpose of reimbursement of certain distribution and related service expenses from the sale and distribution of the Fund’s shares. Under the Rule 12b-1 fee plan, the Fund can accrue a Rule 12b-1 fee daily, at the maximum annual rate up to 0.20% of the average daily net assets of the Fund. The Distributor does not charge the Fund a 12b-1 fee and no fee was accrued by the Fund as the Distributor did not engage in activities supported by the 12b-1 fee.

Other Service Providers. State Street Bank and Trust Company (“State Street”) acts as custodian for the Fund.

Deferred Compensation Plan. The Fund adopted a Deferred Compensation Plan whereby an Independent Manager may defer the receipt of all or a portion of their compensation. These deferred amounts, which remain as liabilities of the Fund, are treated as if invested and reinvested in shares of one or more funds at the discretion of the applicable Manager. These amounts represent general, unsecured liabilities of the Fund and vary according to the total returns of the selected funds. Liabilities related to deferred balances are included in payable for board of manager fees in the Statement of Assets and Liabilities. Increases or decreases related to the changes in value of deferred balances are included in board of manager fees set forth in the Statement of Operations.

Investments in Affiliates. During the period ended June 30, 2017, the Fund invested in a money market fund, which is managed by the Adviser. The JNL Government Money Market Fund is offered as a cash management tool to the Fund and its affiliates and is not available for direct purchase by members of the public. The Fund’s investment in JNL Government Money Market Fund on December 31, 2016 and June 30, 2017 was $1,526 and $3,263 (in thousands), respectively. During the period ended June 30, 2017, dividend income received from this investment was $7 (in thousands) and there was no realized gain or loss relating to transactions in this investment.

Security Transactions. Security transactions can occur in the Fund where both the buyer and seller of the security are funds for which JNAM serves as the Adviser or the other party to the transaction is another fund advised by the Sub-Adviser. Such transactions occur to eliminate transaction costs normally associated with security trading activity. Such transactions are subject to compliance with Rule 17a-7 under the 1940 Act (“Rule 17a-7 transactions”) and are reviewed by the Board. The Fund did not have any Rule 17a-7 transactions during the period ended June 30, 2017.

NOTE 9. BORROWING ARRANGEMENTS

The Fund is party to a Syndicated Credit Agreement (“SCA”) with a group of lenders. The Fund participates in the SCA with other funds managed by JNAM (“Participating Funds”) in a credit facility which is available to finance shareholder redemptions in the Participating Funds or for other temporary or emergency purposes. The Participating Funds may borrow up to the lesser of $600,000,000, the amount available under the facility; the limits set for borrowing by the Participating Funds’ prospectuses and the 1940 Act; or an amount prescribed within the SCA. JNL/PPM America Floating Rate Income Fund, a Participating Fund managed by JNAM, has priority to utilize $150,000,000 of the SCA under an InterFund Allocation Agreement. The Participating Funds pay an annual fee of 0.15% of the available commitments. These fees are allocated 25% to the JNL/PPM America Floating Rate Income Fund, in accordance with the InterFund Allocation Agreement, and 75% to the other Participating Funds based on each Participating Fund’s net assets as a percentage of the Participating Funds’ total net assets. During the period, the Participating Funds paid an annual administration fee to JPM Chase which is allocated in the same manner as the commitment fee. The fees related to the SCA are included in other expenses in the Fund's Statement of Operations. No amounts were borrowed under the facility during the period.

Pursuant to an Exemptive Order issued by the SEC, the Fund along with certain other funds advised by JNAM may participate in an InterFund Lending Program (“Program”). The Program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. Any open loans at period end are included in Receivable for interfund lending or Payable for interfund lending, as appropriate, in the Fund’s Statement of Assets and Liabilities. No amounts were borrowed through the Program during the period.

NOTE 10. INCOME TAX MATTERS

Under the 1940 Act, the assets of the Fund will not be chargeable with liabilities of any other future series of JNL Strategic Fund. Until JNL Strategic Fund organizes a new series, it and the Fund will be treated as a single entity for federal tax purposes. Moreover, so long as that entity is a limited liability company (with a sole series) whose interest are held only by The Prudential Assurance Company Limited (“Sole Member”), it will be disregarded as an entity separate from the latter for those purposes. JNL Strategic Fund expects that substantially all of the Fund’s income will qualify as portfolio interest or capital gains, neither of which will be subject to federal income or withholding tax if its Sole Member is a non-U.S. person that is not otherwise engaged in the conduct of a trade or business in the United States of America.

Uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. The accounting for uncertainty in income taxes is recognized in a company’s financial statements and requires companies to determine whether it is “more likely than not” that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. Tax accounting provides guidance on the recognition, measurement, and classification of income tax uncertainties, along with any related interest and

JNL Strategic Income Fund LLC (Unaudited)

Notes to Financial Statements

June 30, 2017

penalties. Management is required to evaluate the tax positions. Management completed an evaluation of the Fund’s tax positions and based on that evaluation, determined that no significant uncertain tax position would be required to be recognized in the financial statements. Furthermore, management is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

NOTE 11. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Fund through the date the financial statements are issued and the following event occurred:

Board of Managers. Effective January 1, 2018, two new Independent Managers will join the Board. The Board will consist of 11 Managers, which includes 10 Independent Managers and one interested Manager.

No other events were noted that required adjustments to the financial statements or disclosure in the notes to the financial statements.

JNL Strategic Income Fund LLC

Additional Disclosures (Unaudited)

June 30, 2017

Disclosure of Fund Expenses. Shareholders incur ongoing costs, which include costs for portfolio management, administrative services, and other operating expenses. Operating expenses such as these are deducted from the Fund’s gross income and directly reduce the final investment return. These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio. The examples below use the expense ratio and are intended to help the investor understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

Expenses Using Actual Fund Return. This section provides information about the actual account values and actual expenses incurred by the Fund. Use the information in this section, together with the amount invested, to estimate the expenses paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses paid during this period.

Expenses Using Hypothetical 5% Return. This section provides information that can be used to compare the Fund’s costs with those of other mutual funds. It assumes that the Fund’s expense ratio for the period is unchanged and assumes an annual 5% return before expenses, which is not the Fund’s actual return. This example is useful in making comparisons because the SEC requires all mutual funds to make the 5% calculation.

		Expenses Using Actual Fund Return			Expenses Using Hypothetical 5% Return
	Annualized Expense Ratios(%)	Beginning Account Value 01/01/17($)	Ending Account Value 06/30/17($)	Expenses Paid During Period†($)	Beginning Account Value 01/01/17($)	Ending Account Value 06/30/17($)	Expenses Paid During Period†($)
JNL/PPM America Strategic Income Fund
Class A	0.76	1,000.00	1,040.50	3.85	1,000.00	1,021.03	3.81

† Expenses paid during the period are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the most recent 6-month period).

Quarterly Portfolio Holdings. The Fund file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q are available on the SEC’s website at www.sec.gov. The Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. It is also available upon request from the registrant by calling the Fund toll-free at 1-866-255-1935.

Proxy Voting Guidelines and Proxy Voting Record. JNAM, the Funds’ adviser, is responsible for exercising the voting rights associated with the securities purchased and/or held by the Funds. A description of the Policy that the Fund’s Adviser (and Sub-Adviser) used to vote proxies relating to portfolio securities and additional information on how the Fund voted any proxies relating to portfolio securities during the 12 month period ended June 30, 2017, are available (1) without charge, upon request by calling 1-800-392-2909; (2) on Jackson National Life Insurance Company’s or Jackson National Life Insurance Company of New York’s website at www.jackson.com; and (3) on the SEC’s website at www.sec.gov.

Managers and Officers of JNL Strategic Income Fund LLC (“Fund”)

The interested Manager and the Officers of the Fund or the Adviser do not receive any compensation from the Fund for their services as Managers or Officers. The following persons, who are Independent Managers of the Fund received from the Fund the compensation amounts indicated for the services as such for the 6-month period ended June 30, 2017:

Manager	Aggregate Compensation from the JNL Strategic Income Fund[1]	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from JNL Strategic Income Fund and Fund Complex [1]
Michael Bouchard	$93	$0	$0	$153,500
Ellen Carnahan	$94	$0	$0	$155,000 [3]
William J. Crowley, Jr. [2]	$110	$0	$0	$180,000 [4]
Michelle Engler	$90	$0	$0	$147,500
John Gillespie	$92	$0	$0	$151,000 [5]
Richard McLellan	$87	$0	$0	$143,500
William R. Rybak	$97	$0	$0	$160,000
Edward Wood	$94	$0	$0	$155,000 [6]
Patricia Woodworth	$87	$0	$0	$143,500 [7]

1 The fees paid to the Independent Managers are paid for combined service on the Boards of the Fund, JNL Series Trust, JNL Variable Fund LLC, and JNL Investor Series Trust (the “Fund Complex”). The fees are allocated to the Fund Complex and affiliated investment companies on a pro-rata basis based on net assets. The total fees to all the Independent Managers is $1,389,000.

2  Mr. Crowley is an ex-officio member of the Governance Committee and the Audit Committee. Therefore, he does not receive any compensation as a member of these Committees.

3  Amount includes $77,500 deferred by Ms. Carnahan.

4  Amount includes $99,000 deferred by Mr. Crowley.

5  Amount includes $75,500 deferred by Mr. Gillespie.

6 Amount includes $77,500 deferred by Mr. Wood.

7 Amount includes $143,500 deferred by Ms. Woodworth.

The statement of Additional Information includes additional information about Fund Managers and may be obtained at no charge by calling 1-800-392-2909, or by writing JNL Strategic Income Fund LLC, 225 W. Wacker, Suite 1200, Chicago, IL 60606.

JNL Strategic Income Fund LLC

Results of Special Meetings of Members

On June 22, 2017, a joint special meeting (“Meeting”) of all members (“Members”) of JNL Strategic Income Fund LLC (the “JNLSIF”) was held at the offices of Jackson National Life Insurance Company, 1 Corporate Way, Lansing, Michigan 48951. The Meeting was held for the following purpose (and with the following results):

1) To vote on the election of the following eleven individuals as Managers of the JNLSIF: Michael Bouchard, Ellen Carnahan, William J. Crowley, Jr., Michelle Engler, John Gillespie, Mark D. Nerud, William R. Rybak, Edward Wood, Patricia A. Woodworth, Eric O. Anyah, and Mark S. Wehrle.

MANAGERS	FOR	WITHOLD	Total
Michael Bouchard	10,000,000.000	0.000	10,000,000.000
Ellen Carnahan	10,000,000.000	0.000	10,000,000.000
William J. Crowley, Jr.	10,000,000.000	0.000	10,000,000.000
Michelle Engler	10,000,000.000	0.000	10,000,000.000
John Gillespie	10,000,000.000	0.000	10,000,000.000
Mark D. Nerud	10,000,000.000	0.000	10,000,000.000
William R. Rybak	10,000,000.000	0.000	10,000,000.000
Edward Wood	10,000,000.000	0.000	10,000,000.000
Patricia A. Woodworth	10,000,000.000	0.000	10,000,000.000
Eric O. Anyah	10,000,000.000	0.000	10,000,000.000
Mark S. Wehrle	10,000,000.000	0.000	10,000,000.000

Item 2.  Code of Ethics.

Not applicable to the semi-annual filing.

Item 3.  Audit Committee Financial Expert.

Not applicable to the semi-annual filing.

Item 4.  Principal Accountant Fees and Services.

Not applicable to the semi-annual filing.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments

(a)	Included as a part of the report to shareholders filed under Item 1.

b)	Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

No material changes have been made.

Item 11.  Controls and Procedures.

(a)

The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized, and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this report on Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting. There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this report on Form N-CSR.

Item 12.  Exhibits

(a)	(1) Not applicable to the semi-annual filing.
(2) The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.
(3) Not applicable.

(b)	The certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Strategic Income Fund LLC

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	September 1, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	September 1, 2017

By:	/s/ Daniel W. Koors
Daniel W. Koors
Principal Financial Officer

Date:	September 1, 2017

EXHIBIT LIST

Exhibit 12(a)(2)	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 12(b)	Certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended.